INVESTMENT IN ASSOCIATED COMPANIES (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($)	Dec. 31, 2019 USD ($) drilling_rig	Dec. 31, 2018 USD ($) drilling_rig	Dec. 31, 2017 USD ($)	Sep. 30, 2017	May 31, 2013 USD ($)	Dec. 31, 2008 vessel
Schedule of Equity Method Investments [Line Items]
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited					97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited					40.00%
Number of drilling units | drilling_rig			3
Term loan facility, amount outstanding		$ 1,627,177,000	$ 1,460,347,000
Summarized balance sheet information [Abstract]
Due to related parties		3,980,000	1,349,000
Statement of operations information [Abstract]
Interest payable to parent		$ 0.0	$ 6,378,000	$ 0.0
SFL Deepwater, SFL Hercules, SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Number of drilling units | drilling_rig		3
SFL Deepwater
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)		100.00%	100.00%	100.00%
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations		1					2
Debt amount	$ 390,000,000
Term loan facility, term	5 years
Term loan facility, extension term		4 years
Term loan facility, amount outstanding		$ 187,900,000	$ 203,700,000
Available amount under revolving part of credit facility		0	0
Term loan facility, amount guaranteed		$ 84,700,000	84,700,000
Extension term		13 months
Summarized balance sheet information [Abstract]
Current assets		$ 29,047,000	19,558,000
Non-current assets		286,222,000	302,362,000
Total assets		315,269,000	321,920,000
Current liabilities		19,168,000	18,252,000
Non-current liabilities		285,147,000	297,060,000
Total liabilities		304,315,000	315,312,000
Total stockholders' equity		10,954,000	6,608,000
Due to parent		113,000,000.0	109,000,000.0
Due to related parties		1,200,000	0.0
Proceeds from equity method investment dividends			0.0	$ 3,400,000
Statement of operations information [Abstract]
Operating revenues		18,966,000	19,594,000	20,873,000
Net operating revenues		18,966,000	19,540,000	20,873,000
Net income		4,346,000	3,973,000	5,981,000
Interest payable to parent		$ 5,100,000	$ 5,100,000	$ 5,400,000
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)		100.00%	100.00%	100.00%
Debt amount						$ 375,000,000
Term loan facility, term	6 years
Term loan facility, extension term		4 years
Term loan facility, amount outstanding		$ 201,900,000	$ 210,000,000.0
Available amount under revolving part of credit facility		0	0
Term loan facility, amount guaranteed		$ 78,900,000	78,900,000
Extension term		13 months
Summarized balance sheet information [Abstract]
Current assets		$ 22,645,000	16,858,000
Non-current assets		273,621,000	290,370,000
Total assets		296,266,000	307,228,000
Current liabilities		20,761,000	19,487,000
Non-current liabilities		265,769,000	281,627,000
Total liabilities		286,530,000	301,114,000
Total stockholders' equity		9,736,000	6,114,000
Due to parent		80,000,000.0	80,000,000.0
Due to related parties		3,400,000	10,100,000
Proceeds from equity method investment dividends			0.0	$ 3,800,000
Statement of operations information [Abstract]
Operating revenues		18,378,000	19,126,000	21,827,000
Net operating revenues		18,378,000	19,049,000	21,827,000
Net income		3,622,000	3,372,000	6,462,000
Interest payable to parent		$ 3,600,000	$ 3,600,000	$ 4,300,000
SFL Linus
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)		100.00%	100.00%	100.00%
Debt amount	$ 475,000,000
Term loan facility, term	5 years
Term loan facility, extension term		4 years
Term loan facility, amount outstanding		$ 232,100,000	$ 241,500,000
Available amount under revolving part of credit facility		0	0
Term loan facility, amount guaranteed		102,500,000	102,500,000
Summarized balance sheet information [Abstract]
Current assets		23,387,000	21,673,000
Non-current assets		360,958,000	375,222,000
Total assets		384,345,000	396,895,000
Current liabilities		25,903,000	31,442,000
Non-current liabilities		336,971,000	353,068,000
Total liabilities		362,874,000	384,510,000
Total stockholders' equity		21,471,000	12,385,000
Due to parent		121,000,000.0	121,000,000.0
Due to related parties		7,400,000	21,700,000
Proceeds from equity method investment dividends			0.0	$ 7,300,000
Statement of operations information [Abstract]
Operating revenues		26,798,000	25,852,000	30,787,000
Net operating revenues		26,798,000	25,821,000	30,787,000
Net income		9,086,000	7,290,000	11,323,000
Interest payable to parent		5,400,000	5,400,000	5,500,000
TOTAL
Summarized balance sheet information [Abstract]
Current assets		75,079,000	58,089,000
Non-current assets		920,801,000	967,954,000
Total assets		995,880,000	1,026,043,000
Current liabilities		65,832,000	69,181,000
Non-current liabilities		887,887,000	931,755,000
Total liabilities		953,719,000	1,000,936,000
Total stockholders' equity		42,161,000	25,107,000
Statement of operations information [Abstract]
Operating revenues		64,142,000	64,572,000	73,487,000
Net operating revenues		64,142,000	64,410,000	73,487,000
Net income		$ 17,054,000	$ 14,635,000	$ 23,766,000